Credit Risk - Rate for each of the Five Scenarios (Detail)	Dec. 31, 2020
Upside 1
Disclosure of probability weightings of scenarios [line items]
House Price Growth Rate, Year One	3.70%
House Price Growth Rate, Year Two	(4.60%)
GDP Growth Rate, Year One	(10.50%)
GDP Growth Rate, Year Two	4.80%
GDP Growth Rate, Year Three	4.90%
Unemployment Rate, Year One	6.30%
Unemployment Rate, Year Two	6.10%
Bank Of England Base Rate, Year One	0.10%
Bank Of England Base Rate, Year Two	0.25%
Bank Of England Base Rate, Year Three	0.75%
Base case
Disclosure of probability weightings of scenarios [line items]
House Price Growth Rate, Year One	3.50%
House Price Growth Rate, Year Two	(2.00%)
GDP Growth Rate, Year One	(11.50%)
GDP Growth Rate, Year Two	4.50%
GDP Growth Rate, Year Three	6.10%
Unemployment Rate, Year One	6.80%
Unemployment Rate, Year Two	7.50%
Bank Of England Base Rate, Year One	0.10%
Bank Of England Base Rate, Year Two	0.10%
Bank Of England Base Rate, Year Three	0.10%
Downside 1
Disclosure of probability weightings of scenarios [line items]
House Price Growth Rate, Year One	3.70%
House Price Growth Rate, Year Two	(5.40%)
GDP Growth Rate, Year One	(10.50%)
GDP Growth Rate, Year Two	4.00%
GDP Growth Rate, Year Three	3.60%
Unemployment Rate, Year One	6.30%
Unemployment Rate, Year Two	6.50%
Bank Of England Base Rate, Year One	0.10%
Bank Of England Base Rate, Year Two	0.10%
Bank Of England Base Rate, Year Three	0.10%
Downside 2
Disclosure of probability weightings of scenarios [line items]
House Price Growth Rate, Year One	3.70%
House Price Growth Rate, Year Two	(11.30%)
GDP Growth Rate, Year One	(11.10%)
GDP Growth Rate, Year Two	(0.80%)
GDP Growth Rate, Year Three	3.20%
Unemployment Rate, Year One	6.30%
Unemployment Rate, Year Two	8.50%
Bank Of England Base Rate, Year One	0.10%
Bank Of England Base Rate, Year Two	0.75%
Bank Of England Base Rate, Year Three	1.75%
Downside 3
Disclosure of probability weightings of scenarios [line items]
House Price Growth Rate, Year One	3.50%
House Price Growth Rate, Year Two	(19.70%)
GDP Growth Rate, Year One	(11.50%)
GDP Growth Rate, Year Two	(8.00%)
GDP Growth Rate, Year Three	3.10%
Unemployment Rate, Year One	6.80%
Unemployment Rate, Year Two	11.40%
Bank Of England Base Rate, Year One	0.10%
Bank Of England Base Rate, Year Two	(0.50%)
Bank Of England Base Rate, Year Three	0.00%